Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Shares Authorized		50,000,000
Shares Outstanding		0
Shares Issued		0
Preferred stock dividend rate		8.00%
Stock spilt ratio	10
Series A
Class of Stock [Line Items]
Shares Authorized			10,710,000
Shares Outstanding			10,710,000
Shares Issued		10,710,000
Issue Price | $ / shares			$ 0.33
Liquidation Value | $			$ 3,500
Series A-1
Class of Stock [Line Items]
Shares Authorized			11,630,000
Shares Outstanding			11,630,000
Shares Issued		11,630,000
Issue Price | $ / shares			$ 0.05
Liquidation Value | $			$ 600
Series B
Class of Stock [Line Items]
Shares Authorized			13,468,000
Shares Outstanding			13,468,000
Shares Issued		13,468,000
Issue Price | $ / shares			$ 0.59
Liquidation Value | $			$ 8,000
Series C
Class of Stock [Line Items]
Shares Authorized			15,375,000
Shares Outstanding			15,375,000
Shares Issued		15,375,000
Issue Price | $ / shares			$ 1.01
Liquidation Value | $			$ 15,500
Series D
Class of Stock [Line Items]
Shares Authorized			7,383,000
Shares Outstanding			7,383,000
Shares Issued		7,383,000
Issue Price | $ / shares			$ 2.62
Liquidation Value | $			$ 19,370
Series E
Class of Stock [Line Items]
Shares Authorized			4,914,000
Shares Outstanding			4,914,000
Shares Issued		4,914,000
Issue Price | $ / shares			$ 10.18
Liquidation Value | $			$ 50,000
Series F
Class of Stock [Line Items]
Shares Authorized			15,440,000
Shares Outstanding			15,440,000
Shares Issued		15,440,000
Issue Price | $ / shares			$ 12.95
Liquidation Value | $			$ 200,000
Convertible ratio		1
Series G
Class of Stock [Line Items]
Shares Authorized			15,440,000
Shares Outstanding			15,440,000
Shares Issued		15,440,000
Issue Price | $ / shares			$ 12.95
Liquidation Value | $			$ 200,000
Convertible ratio		1
Series F and G Preferred Stock
Class of Stock [Line Items]
Number of shares issued upon conversion		30,880,000
Series Preferred Stock Combination [Member]
Class of Stock [Line Items]
Number of shares issued upon conversion		63,479,988
Convertible ratio		0.306
Convertible preferred stock
Class of Stock [Line Items]
Shares Authorized			94,360
Shares Outstanding			94,360
Shares Issued		94,360
Liquidation Value | $			$ 496,970